Fair Value (Details) $ in Millions	1 Months Ended
Feb. 28, 2021 USD ($) shares
Fair Value Disclosures [Abstract]
Number of grandshores shares (in Shares) | shares	64,500,000
Total subscription price	$ 3.5
Percentage of total issued share capital	5.89%
Fair value of shares of related party	$ 2.4
Trading Securities, Unrealized Holding Loss	$ 1.1